Charter arrangements - Future charter payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Future Charter Payments [Abstract]
2018	$ 52,457
2019	16,061
2020	14,979
2021	7,417
2022	0
Thereafter	0
Net charter payments:	$ 90,915